Net Income Per Limited Partner Unit (Narrative) (Details) $ / shares in Units, $ in Millions				3 Months Ended	12 Months Ended
		Feb. 12, 2016 USD ($) $ / shares	Jan. 21, 2016 USD ($) $ / shares	Jun. 30, 2015 shares	Dec. 31, 2015 USD ($) class $ / shares shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares
Limited Partners' Capital Account [Line Items]
Number of classes of participating securities | class					1
Subsequent Events [Abstract]
Total distributions attributable to the fourth quarter of 2015	[1]				$ 153.5	$ 86.5	$ 11.1
Distribution paid attributable to the fourth quarter of 2015, per limited partner unit (dollars) | $ / shares					$ 1.5380	$ 1.1176	$ 0.1548
Phillips 66 [Member] | Non-public [Member] | Common Units [Member]
Subsequent Events [Abstract]
Total distributions attributable to the fourth quarter of 2015					$ 63.3	$ 21.4	$ 2.5
Total distributions paid attributable to the fourth quarter of 2015	[1]				$ 63.3	21.4	2.5
Subordinated units converted | shares				35,217,112	35,217,112
Phillips 66 [Member] | Non-public [Member] | Subordinated Units [Member]
Subsequent Events [Abstract]
Total distributions attributable to the fourth quarter of 2015					$ 25.0	39.3	5.5
Total distributions paid attributable to the fourth quarter of 2015	[1]				$ 25.0	$ 39.3	$ 5.5
Subordinated units converted | shares				(35,217,112)	(35,217,112)
Subsequent Event [Member]
Subsequent Events [Abstract]
Distribution paid attributable to the fourth quarter of 2015, per limited partner unit (dollars) | $ / shares		$ 0.4580
Total distributions paid attributable to the fourth quarter of 2015		$ 51.4
Cash Distribution [Member] | Subsequent Event [Member]
Subsequent Events [Abstract]
Quarterly cash distribution declared, per limited partner unit (dollars) | $ / shares			$ 0.4580
Total distributions attributable to the fourth quarter of 2015			$ 51.4

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.